DERIVATIVE INSTRUMENTS - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Notional amount	$ 218,389	$ 211,128
Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	9,137	1,949
Forward Contracts to Hedge Payroll Expenses NIS
Derivative [Line Items]
Notional amount	133,851	122,401
Forward Contracts to Hedge Payroll Expenses NIS | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	10,153	4,047
Forward Contracts to Hedge Payroll Expenses INR
Derivative [Line Items]
Notional amount	65,174	68,504
Forward Contracts to Hedge Payroll Expenses INR | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	(1,138)	(1,329)
Forward Contracts to Hedge Payroll Expenses PHP
Derivative [Line Items]
Notional amount	12,932	12,697
Forward Contracts to Hedge Payroll Expenses PHP | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	(215)	(341)
Forward Contracts to Hedge Payroll Expenses COP
Derivative [Line Items]
Notional amount	6,432	7,526
Forward Contracts to Hedge Payroll Expenses COP | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	$ 337	$ (428)